Balance Sheets (Parenthetical) - USD ($)	Jul. 31, 2017	Oct. 31, 2016
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.00001	$ 0.00001
Common Stock, shares authorized	6,900,000,000	2,400,000,000
Common Stock, shares issued	3,912,154,060	130,166,696
Common Stock, shares outstanding	3,912,154,060	130,166,696
Amortization	$ 12,303	$ 7,131